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                                                              OMB APPROVAL
                             UNITED STATES              ------------------------
                   SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                         Washington, D.C. 20549         Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
                               FORM 24F-2               ------------------------
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

     Read Instructions at end of Form before preparing Form. Please print or type.
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1.     Name and address of issuer:
                        CitiFunds Premium Trust
                        21 Milk Street, 5th Floor,
                        Boston, MA 02109

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                        CitiFunds Premium Liquid Reserves

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3.    Investment Company Act File Number:  811-5812

Securities Act File Number:  33-28844

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4(a). Last day of fiscal year for which this Form is filed: August 31, 1999

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

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
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5.    Calculation of registration fee:
      (i.)  Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section 24(f):                  $4,299,456,063

      (ii.) Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                   $4,115,401,408

      (iii.)Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                        $0

      (iv.) Total available redemption credits
            [add items 5(ii) and 5(iii)]:                   -$4,115,401,408

      (v.)  Net Sales - if item 5(i) is greater
            than Item 5(iv) [subtract item 5(iv)
            from item 5(i)]:                                 $184,054,655

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      (vi.) Redemption credits available for   $0
            use in future years
            - If item 5(i) is less than item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:
       ---------------------------------------------------

      (vii.) Multiplier for determining registration
             fee (See Instruction C.9):                      X0.000278

      (viii.)Registration fee due [multiply Item
             5(v) by Item 5(vii)]  (enter "0" if
             no fee is due):                                        =$51,167.19

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                    +$0

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                    =$51,167.19

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository

             Method of Delivery:

                          [X] Wire Transfer on 11/24/99        CIK#0000850628
                          [ ] Mail or other means
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


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John R. Elder
                            John R. Elder, Treasurer

Date 11/24/99
     Please print the name and title of the signing officer below the signature.